Derivative financial instruments (Tables)	6 Months Ended
Jun. 30, 2025
Derivative financial instruments
Schedule of Derivatives Instruments not designated as Hedging Instruments - Net effect on the Condensed Consolidated Statements of Comprehensive Income

		Six months ended June 30,
	Net Realized and Unrealized Gain Recognized on Statement of Comprehensive Income Location	2025	2024
Interest rate swap	Gain on derivative instruments, net	—	1,668
Total		$—	$1,668